Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense (benefit):
Current year	$ 561	$ 445
Adjustments in respect of prior years, including resolution of tax disputes	(1)	25
Tax rate and other legislative changes	0	46
Total current income tax expense (benefit)	560	516
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	42	(151)
Tax expense (benefit) arising from unrecognized tax losses	4	0
Adjustments in respect of prior years, including resolution of tax disputes	(9)	(10)
Tax rate and other legislative changes	0	(53)
Total deferred income tax expense (benefit)	37	(214)
Total income tax expense (benefit)	$ 597	$ 302